Accounts Receivable, Net (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 19, 2012	Oct. 28, 2011
Account Receivable, Net [Abstract]
Settlement Agreement Amount			$ 4,909
Compensation for Early Termination			3,704
Early Termination Compensation, Amount Received on December 19, 2012		500
Receivable for Early Termination Short Term	487
Receivable for Early Termination Long Term	$ 897